SEGMENT REPORTING - EBITDA Reconciles to Net Loss (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING
Total segment adjusted EBITDA	$ 127.3	$ 282.0	$ 1,076.7	$ 825.7
Depreciation and amortization	66.3	178.2	810.6	465.3
Amortization of intangible assets	40.9	127.5	427.0	334.1
Interest and other finance costs	127.4	242.2	597.6	532.2
(Gain) loss on foreign exchange	16.6	39.6	(37.3)	(48.9)
Loss (gain) on sale of property and equipment	(0.1)	4.7	4.6	1.2
Mark-to-market loss on fuel hedges	0.0	2.8	1.8	1.0
Mark-to-market loss on Purchase Contracts	0.0	0.0	449.2	0.0
Share-based payments	18.8	2.0	37.9	14.5
Impairment	0.0	0.0	21.4	0.0
Expenses, by nature	819.4	1,657.5	5,552.0	3,956.1
Transaction costs	42.4	103.7	60.1	65.5
Other income	(3.2)	0.0	0.0	0.0
IPO transaction costs			46.2
Acquisition, rebranding and other integration costs	8.8	13.0	11.4	36.4
Unbilled revenue reversal			0.0	31.6
Deferred purchase consideration	1.0	1.0	2.0	2.0
Income tax recovery	(26.9)	(114.0)	(360.9)	(157.5)
Net loss	$ (164.7)	$ (318.7)	$ (994.9)	$ (451.7)